Derivative financial instruments and Short positions (Details 3) - BRL (R$) R$ in Thousands		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
"Swap"
Derivatives Financial Instruments by Counterparty
Notional		R$ 282,164,189	R$ 177,233,869	R$ 202,081,214
"Swap" | Customers
Derivatives Financial Instruments by Counterparty
Notional		66,976,262	34,296,821	32,912,721
"Swap" | Related Parties
Derivatives Financial Instruments by Counterparty
Notional		38,784,704	32,669,900	19,599,395
"Swap" | Financial Institutions
Derivatives Financial Instruments by Counterparty
Notional	[1]	176,403,223	110,267,148	149,569,098
Options
Derivatives Financial Instruments by Counterparty
Notional		1,446,522,955	335,073,080	190,061,609
Options | Customers
Derivatives Financial Instruments by Counterparty
Notional		17,041,979	14,636,017	11,263,513
Options | Related Parties
Derivatives Financial Instruments by Counterparty
Notional		154,903	1,086,323	1,240,309
Options | Financial Institutions
Derivatives Financial Instruments by Counterparty
Notional	[1]	1,429,326,073	319,350,740	177,557,787
Futures Contracts
Derivatives Financial Instruments by Counterparty
Notional		433,873,182	289,508,200	161,725,596
Futures Contracts | Customers
Derivatives Financial Instruments by Counterparty
Notional		1,430,470	0	0
Futures Contracts | Related Parties
Derivatives Financial Instruments by Counterparty
Notional		0	0	0
Futures Contracts | Financial Institutions
Derivatives Financial Instruments by Counterparty
Notional	[1]	432,442,712	289,508,200	161,725,596
Forward Contracts and Others
Derivatives Financial Instruments by Counterparty
Notional		169,401,317	90,910,841	47,823,561
Forward Contracts and Others | Customers
Derivatives Financial Instruments by Counterparty
Notional		47,199,547	39,024,978	25,470,287
Forward Contracts and Others | Related Parties
Derivatives Financial Instruments by Counterparty
Notional		118,612,607	48,641,894	18,816,991
Forward Contracts and Others | Financial Institutions
Derivatives Financial Instruments by Counterparty
Notional	[1]	R$ 3,589,163	R$ 3,243,969	R$ 3,536,283

[1]	Includes trades with B3 S.A. and other securities and commodities exchanges.